Warrant Liabilities - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Jul. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Feb. 12, 2016	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2015	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense					$ (73,000)		$ 318,000	$ 1,177,000	$ 895,000		$ 3,941,335	$ 105,320
Registration statements description								The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration
Fair value of warrants outstanding			$ 1,220,719									$ 1,464,877
Warrants cashless exercised								43,720
Issuance of shares upon cashless exercise warrants								13,407
Proceeds from issuance of common stock under tender offer								$ 1,434,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants					4,093,952			4,180,159
IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
IPO [Member] | 2014 Convertible Promissory Notes [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares											552,105
Series A Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants term						5 years
Series A Warrants to Purchase Shares of Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised						$ 6.50					$ 6.50
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised			$ 6.50
Warrants term								5 years
Number of common stock purchased upon issuance of warrants			2,449,605
Warrants outstanding			2,449,605
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised						$ 6.50					$ 6.50
Proceeds from issuance of warrants in IPO											$ 9,488
Change in fair value of warrants recorded as other (income) expense					$ 0.32
Warrants exercised														24,000
Warrants outstanding					2,425,605	2,449,605		2,425,605			2,449,605
Fair value of warrants outstanding			$ 1,494,259		$ 1,800,000	$ 857,362		$ 1,800,000			$ 857,362
Gross proceeds upon exercise of warrants	$ 200,000							$ 156,000
Series A Warrant Liability [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense											636,897
Shares of common stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of common stock purchased upon issuance of warrants					2,449,605			2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding			2,449,605
Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series A warrants to purchase common stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants issued in connection with IPO			1,897,500
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised		$ 6.50											$ 6.25
Proceeds from issuance of warrants in IPO											$ 9,488
Warrants exercised		589,510
Warrants outstanding					527,573	2,449,605		527,573			2,449,605
Fair value of warrants outstanding			$ 11,649,106		$ 3,851,000	$ 17,438,731		$ 3,851,000			$ 17,438,731
Warrants cashless exercised					1,085,722			1,302,052
De-recognition of warrant liability		$ 6,700,000			$ 7,800,000			$ 9,500,000
Gross proceeds upon exercise of warrants		$ 3,800,000
Warrants expiry date								Mar. 04, 2020
Expiration date of warrant tender offer								Jul. 24, 2015
Effective date of warrant tender offer								Jun. 25, 2015
Description of warrant tender offer								The tender offer was extended to warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015 and expired on July 24, 2015. During July 2015, certain Series B warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 905 shares of Capnia Common Stock, the issuance of 905 Series C Warrants and proceeds to the Company of $5,882.
Proceeds from issuance of common stock under tender offer				$ 5,882,000
Series B Warrant Liability [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of shares upon cashless exercise warrants				905
Series B Warrant Liability [Member] | Decrease in carrying value [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense					580,000			$ 13,588,000,000
Series B Warrant Liability [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense											$ (5,789,625)
Series C Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants exercised		$ 6.25
Change in fair value of warrants recorded as other (income) expense					$ 340,000
Number of common stock purchased upon issuance of warrants					590,415			590,415
Fair value of warrants outstanding					$ 600,000			$ 600,000
Warrants cashless exercised				905
Warrants expiry date								Mar. 05, 2020
Scenario Forecast [Member] | Series B Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Decrease in common stock market price										$ 6.50
Scenario Forecast [Member] | Series B Warrants to Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Decrease in common stock market price										$ 6.50